Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 2,480,830	$ 322,560
Marketable securities	2,034,133
Amounts receivable	106,974	21,425
Biological assets	78,975	16,348
Inventory	262,105	101,607
Prepaid expenses and other current assets	107,123	19,837
Current assets other than non-current assets classified as held for sale	5,070,140	481,777
Investments in equity method investees	112,385	63,106
Other financial assets	363,427	163,463
Property, plant and equipment	1,096,340	303,682
Intangible assets	519,556	101,526
Goodwill	1,544,055	314,923
Other long-term assets	25,902	8,340
Total assets	8,731,805	1,436,817
Current liabilities
Accounts payable and accrued liabilities	226,533	89,571
Current portion of long-term debt	103,716	1,557
Other current liabilities	81,414	900
Current liabilities	411,663	92,028
Long-term debt	842,259	6,865
Deferred tax liability	96,031	33,536
Other long-term liabilities	140,404	61,150
Total liabilities	1,490,357	193,579
Commitments and contingencies
Shareholders' equity
Share capital	6,026,618	1,076,838
Other reserves	1,673,472	127,418
Accumulated other comprehensive income	28,630	46,166
Deficit	(777,087)	(91,649)
Equity attributable to Canopy Growth Corporation	6,951,633	1,158,773
Non-controlling interests	289,815	84,465
Total equity	7,241,448	1,243,238
Total liabilities and equity	$ 8,731,805	$ 1,436,817